Restatement of Previously Issued Financial Statements (Details Textual) - USD ($)			12 Months Ended
	Jan. 05, 2015	Dec. 13, 2014	Dec. 31, 2014
Expiration Date	Dec. 31, 2016	Dec. 31, 2015
Stock Option [Member]
Expiration Date			Dec. 29, 2014
Number of strategic options , Shares			1,965,000
Fair value of the modified stock options			$ 3,115,704
Description of fair value of original award before modification of the terms			The expense be calculated based on the incremental compensation cost of the modified award (excess of the fair value of the modified award, or $3,115,704, over the fair value of the original award immediately before modification of the terms, or $1,611,300).
Incremental compensation cost			$ 1,504,404